MATERIAL ACCOUNTING POLICIES - Intangible assets (Details) - Licenses	12 Months Ended
Dec. 31, 2024
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	2 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	10 years